Provisions for Legal Proceedings - Schedule of Breakdown Liabilities (Details) - Breakdown Liabilities [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Breakdown Liabilities [Line Items]
Current liabilities	$ 100,940	$ 280,804
Non-current liabilities	224,723	216,659
Total Liabilities	$ 325,663	$ 497,463